MARKETABLE SECURITIES - Narratives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable securities
Gain (loss) on marketable securities	$ (544)	$ 1,007